UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

Item 1:	Reports to Shareholders

Vanguard® California Tax-Exempt Funds

> Semiannual Report

May 31, 2007

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

>

During the six months ended May 31, 2007, returns for Vanguard California Intermediate- and Long-Term Tax-Exempt Funds ranged from 0.1% for the Long-Term Investor Shares to 0.3% for the Intermediate-Term Admiral Shares. The California Tax-Exempt Money Market Fund returned 1.8%.

>	Yields rose across the maturity spectrum as expectations of increased inflation took a firmer grip on the market.

>	Yield increases were greatest at the longer end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
California Tax-Exempt Money Market Fund	9
California Intermediate-Term Tax-Exempt Fund	28
California Long-Term Tax-Exempt Fund	54
About Your Fund’s Expenses	75
Trustees Approve Advisory Arrangement	77
Glossary	78

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard California Tax-Exempt Money Market Fund	VCTXX	1.8%
SEC 7-Day Annualized Yield: 3.65%
Taxable-Equivalent Yield: 6.19%[1]
Average California Tax-Exempt Money Market Fund[2]		1.5

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	VCAIX	0.2%
SEC 30-Day Annualized Yield: 3.82%
Taxable-Equivalent Yield: 6.48%[1]
Admiral™ Shares[3]	VCADX	0.3
SEC 30-Day Annualized Yield: 3.89%
Taxable-Equivalent Yield: 6.60%[1]
Lehman 7 Year Municipal Bond Index		0.2
Average California Intermediate Municipal Debt Fund[2]		0.0

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	VCITX	0.1%
SEC 30-Day Annualized Yield: 4.06%
Taxable-Equivalent Yield: 6.89%[1]
Admiral Shares[3]	VCLAX	0.2
SEC 30-Day Annualized Yield: 4.13%
Taxable-Equivalent Yield: 7.01%[1]
Lehman 10 Year Municipal Bond Index		0.1
Average California Municipal Debt Fund[2]		0.1

Lehman Municipal Bond Index		0.3%

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The final two months of the fiscal half-year ended May 31, 2007, saw bond yields move higher, and prices lower, as inflation concerns stirred. Vanguard California Long-Term Tax-Exempt Fund returned 0.1% and 0.2% for Investor Shares and Admiral Shares, respectively. The gains were in line with the fund’s benchmark index and the average return of competing California municipal bond funds. The income portion of the fund’s return was sufficient to offset a decline in share price. The fund’s 4.06% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield rose to 6.89%.

Vanguard California Intermediate-Term Tax-Exempt Fund returned 0.2% and 0.3% for Investor and Admiral Shares, respectively, reflecting slightly less price sensitivity to rising interest rates. Investor Shares enjoyed a yield of 3.82%, while investors in the highest income tax bracket saw their taxable-equivalent yield rise to 6.48%.

Vanguard California Tax-Exempt Money Market Fund posted a 1.8% result, ahead of the average return of its peers. The fund’s yield increased to 3.65%; the taxable equivalent was 6.19% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and California state taxes,

a portion of these distributions may be subject to the alternative minimum tax. The tax is triggered by holdings of private-activity bonds.

Mixed economic news led to weak bond returns

Over the six months, the yields of longer-term bonds rose faster than those of short-term bonds. This caused the “inverted” yield curve—which had persisted for many months as long-term U.S. Treasury yields remained lower than shorter-term yields—to begin a return to its historical upward-sloping maturity/yield relationship. The Federal Reserve Board’s intimations of concern about the inflation outlook helped to push long-term rates higher. However, the Fed held its target federal funds rate at 5.25% throughout the period.

Money market instruments remained a bright spot in the fixed income universe, with the Citigroup 3-Month Treasury Bill Index—a proxy for taxable money market yields—returning 2.5% for the half-year. The yield of the 3-month Treasury bill fell to 4.7% from its initial 5.0%. The broad taxable bond market returned 0.7% for the period, while municipal bonds posted a return of 0.3%.

Stocks were shaken early on but roared back in second half

Despite a short-lived tumble in late February and a cooldown of the domestic economy, the broad U.S. stock market moved solidly upward over the six months. In the first half of the period, the broad market had a modest positive return, but the second half saw a solid advance.

Market Barometer
		Total Returns
		Periods Ended May 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.7%	6.7%	4.7%
Lehman Municipal Bond Index	0.3	4.8	4.9
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.6

Stocks
Russell 1000 Index (Large-caps)	10.7%	22.9%	10.1%
Russell 2000 Index (Small-caps)	8.4	18.9	13.1
Dow Jones Wilshire 5000 Index (Entire market)	10.5	22.5	10.7
MSCI All Country World Index ex USA (International)	15.1	28.9	18.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

U.S. stocks were buoyed by an unprecedented flurry of merger-and-acquisition activity, particularly within the private-equity sector. Mid-capitalization stocks were the market leaders, outpacing the gains of large- and small-cap issues. As had been the case for well over a year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.

Your fund’s performance reflected market dynamics

Investor demand for municipal bonds continued at a very high level during the fiscal half-year, and states and cities responded with a heavy slate of new issuance. During the first half of the funds’ fiscal year, states and municipalities issued $203.8 billion in bonds, a record pace, as issuers took advantage of low interest rates and strong demand to retire debt issued when interest rates were higher.

New buyers have joined individuals and mutual funds in muni bond markets. These include property and casualty insurers, foreign banks, and hedge funds, all of which are pursuing higher yields at the long end of the maturity spectrum.

These supply-and-demand dynamics, as well as nascent concerns about the inflation outlook and a seasonal tax-effect toward the end of the period, helped produce modestly higher yields (and lower prices) across the maturity spectrum during the six months. (In April and May, many investors sell some holdings in municipal bond funds to pay their state and federal income tax bills.)

The California Long-Term Tax-Exempt Fund’s 0.1% return for Investor Shares (0.2% for Admiral Shares) reflected these factors. The prices of the fund’s bonds declined during the period—as is normal when interest rates increase—but the fund’s income was high enough to push

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
California Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.60%
Intermediate-Term	0.15	0.08%	0.93
Long-Term	0.15	0.08	1.09

1 Fund expense ratios reflect the six months ended May 31, 2007. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

the fund’s total return into the positive column. The same was true for the California Intermediate-Term Tax-Exempt Fund’s 0.2% return for Investor Shares (0.3% for Admiral Shares).

Rising interest rates were a positive for the California Tax-Exempt Money Market Fund, whose short average maturity enabled it to quickly translate rising rates into higher income. The fund’s 1.8% return was higher than the average return for its peers, a reflection of disciplined portfolio management and the fund’s low expense ratio. You can see from the chart on page 4 that all three California tax-exempt funds enjoyed a wide cost advantage over peer funds—an advantage that accrues to shareholders over time.

Your muni fund’s dual role: Providing income and stability

Bonds have a role to play in every investor’s portfolio, and municipal bonds can be an especially attractive option for investors in higher tax brackets. By committing a portion of your assets to the bond market, you gain ballast that helps you ride out storms in the stock market. By holding municipal bonds, you also help protect your returns from the tax collector’s reach. By entrusting your assets to Vanguard, you have selected a partner focused on managing risk, reducing costs, and providing clearly defined funds that can be used to build a diversified portfolio suited to your needs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 13, 2007

Your Fund’s Performance at a Glance
November 30, 2006–May 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.017	$0.000
Intermediate-Term
Investor Shares	$11.09	$10.90	$0.217	$0.000
Admiral Shares	11.09	10.90	0.221	0.000
Long-Term
Investor Shares	$11.86	$11.61	$0.267	$0.000
Admiral Shares	11.86	11.61	0.271	0.000

Advisor’s Report

As bond yields moved higher (and prices lower) over the past six months, Vanguard California Intermediate-Term Tax-Exempt Fund returned 0.2% for the Investor Shares and 0.3% for the Admiral Shares. Vanguard Long-Term Tax-Exempt Fund produced modestly positive returns of 0.1% for Investor Shares and 0.2% for the Admiral Shares. Both of these funds performed in line with their benchmark indexes and peer groups. Vanguard California Tax-Exempt Money Market Fund returned 1.8%, outpacing its peer-group average.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to a continued modest deceleration to below 3% in the annualized growth rate of real gross domestic product.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, consensus

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	3.45%	3.68%	+23
5 years	3.43	3.76	+33
10 years	3.56	3.91	+35
30 years	3.91	4.25	+34

Yields of U.S. Treasury Securities
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	4.61%	4.91%	+30
5 years	4.45	4.85	+40
10 years	4.46	4.89	+43
30 years	4.56	5.01	+45

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

expectations suggest that core CPI inflation will gradually decelerate toward 2%, from the 2.7% rate of the past 12 months.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006.

Interest rates moved higher

During the past six months, bond yields rose across all maturities, though the increase among short-term bonds was relatively modest. These interest rate dynamics flattened what had previously been an inverted U.S. Treasury yield curve, an unusual situation in which short-term bonds yield more than long-term securities. At the end of the period, the yield of the 10-year U.S. Treasury note was in line with that of the 2-year note, a relationship that is consistent with expectations for a neutral interest rate policy for the Federal Reserve. On balance, Treasury bonds outperformed municipal securities during the six months, though the longest-term municipal bonds outperformed their Treasury counterparts.

During the past six months, states and municipalities brought $203.8 billion in new debt to market—a record pace and a 23% increase from the same period a year ago. Borrowers took advantage of dips in interest rates during December and March to issue $47.8 billion in securities that will be used to retire existing, higher-cost debt. The national pattern was evident in the California market. State and municipal issues totaled $40.0 billion through the first six months of the funds’ 2007 fiscal year, a 73.2% increase over a year ago.

Management of the funds

The performance of Vanguard California Tax-Exempt Money Market and Intermediate-and Long-Term Tax-Exempt Funds reflected the increase in rates during the past six months. The Tax-Exempt Money Market Fund returned 1.8% as its yield rose from 3.38% at the beginning of the period to 3.65% at the end. We kept the fund’s average maturity at the short end of its typical range, which allows the fund to accelerate the reinvestment of maturing securities at higher rates.

The Investor Shares of the Intermediate-Term Fund returned 0.2%, and the Admiral Shares returned 0.3%; the fund’s six-month income return more than offset a modestly negative capital return as rising rates depressed the fund’s share price. The same was true of the Long-Term Fund. Its Investor Shares returned 0.1%, and Admiral Shares returned 0.2%. We kept the funds’ durations—a measure of sensitivity to interest rate changes—near the midpoint of their typical ranges, a position consistent with our expectation for relatively stable longer-term rates.

As always, security selection reflected the funds’ high-quality focus. Our funds’ expense advantage gives us an opportunity to provide an attractive and superior tax-exempt dividend without stretching for yield among lower-quality securities or assuming undue portfolio market risk.

The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Please note: The U.S. Supreme Court recently agreed to hear a case that challenges the states’ conventional practice of providing different tax treatment for in-state and out-of-state municipal bonds. We don’t expect a ruling until winter 2007 or spring 2008, but we are continuing to monitor the issue and its potential impact on municipal bond portfolios. The case is not expected to affect the federal tax exemption available for interest earned on municipal bonds.

Kathryn T. Allen, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

June 14, 2007

California Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2007

Financial Attributes

Yield	3.7%
Average Weighted Maturity	16 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	84%
P-1/A-1/SP-1/F-1	15
AAA/AA	1

1 Moody’s Investors Service.

2 Annualized.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 78 for a glossary of investment terms.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.4%	3.0%
1998	3.1	2.8
1999	2.8	2.4
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006	3.2	2.8
2007[2]	1.8	1.5
SEC 7-Day Annualized Yield (5/31/2007): 3.65%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt
Money Market Fund	6/1/1987	3.42%	1.88%	2.40%

1 Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2007.

Note: See Financial Highlights table on page 26 for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (99.7%)
	ABAG Finance Auth. for Non-Profit Corp. California
	(Computer History Museum) VRDO	3.710%	6/7/07	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp. California
	(La Jolla Day School) VRDO	3.720%	6/7/07	LOC	11,900	11,900
	ABAG Finance Auth. for Non-Profit Corp. California
	(Valley Christian Schools) VRDO	3.700%	6/7/07	LOC	10,500	10,500
	ABAG Finance Auth. for Non-Profit Corp. California
	(Zoological Society San Diego Zoo) VRDO	3.660%	6/7/07	LOC	35,500	35,500
1	ABAG Finance Auth. for Non-Profit Corp. California
	Multifamily Rev. TOB VRDO	3.870%	6/7/07		23,735	23,735
1	Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.820%	6/7/07	(1)	9,875	9,875
1	Alvord CA USD TOB VRDO	3.810%	6/7/07	(1)	15,510	15,510
1	Alvord CA USD TOB VRDO	3.770%	6/7/07	(1)	2,520	2,520
1	Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.780%	6/7/07	(1)	5,000	5,000
1	Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.800%	6/7/07	(1)	10,885	10,885
	Anaheim CA Public Improvement Corp. Lease
	COP VRDO	3.660%	6/7/07	(2)	10,980	10,980
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.780%	6/7/07		6,930	6,930
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.790%	6/7/07		7,485	7,485
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.670%	6/7/07	(2)	105,735	105,735
1	California Dept. of Veteran Affairs Rev. TOB VRDO	3.810%	6/7/07		9,375	9,375
1	California Dept. of Water Resources
	Water System Rev. (Central Valley) TOB VRDO	3.780%	6/7/07	(1)	7,375	7,375
1	California Dept. of Water Resources
	Water System Rev. (Central Valley) TOB VRDO	3.780%	6/7/07	(4)	7,620	7,620
1	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) TOB VRDO	3.800%	6/7/07		13,000	13,000
1	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) TOB VRDO	3.800%	6/7/07		8,415	8,415
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	3.670%	6/7/07		20,000	20,000
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	3.680%	6/7/07		18,300	18,300
	California Educ. Fac. Auth. Rev.
	(Pomona College) VRDO	3.660%	6/7/07		13,040	13,040
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	3.730%	6/12/07		25,000	25,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	3.760%	6/14/07		15,000	15,000

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	3.650%	6/7/07		7,565	7,565
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	3.650%	6/7/07		4,580	4,580
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	3.650%	6/7/07		15,468	15,468
	California Educ. Fac. Auth. Rev.
	(Univ. of San Francisco) VRDO	3.660%	6/7/07	LOC	5,900	5,900
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	3.780%	6/7/07		24,750	24,750
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	3.800%	6/7/07		25,800	25,800
1	California Educ. Fac. Auth. Rev. TOB VRDO	3.780%	6/7/07		20,615	20,615
	California GO CP	3.560%	6/12/07		25,000	25,000
	California GO CP	3.600%	6/14/07		10,000	10,000
	California GO CP	3.800%	7/9/07		16,600	16,600
	California GO CP	3.770%	7/10/07		50,000	50,000
1	California GO TOB VRDO	3.770%	6/7/07	(2)	3,440	3,440
1	California GO TOB VRDO	3.780%	6/7/07	(1)	5,645	5,645
1	California GO TOB VRDO	3.790%	6/7/07	(3)	2,070	2,070
1	California GO TOB VRDO	3.800%	6/7/07	(3)	12,780	12,780
1	California GO TOB VRDO	3.800%	6/7/07	(1)	5,295	5,295
1	California GO TOB VRDO	3.800%	6/7/07	(1)	5,230	5,230
1	California GO TOB VRDO	3.800%	6/7/07	(10)	23,905	23,905
1	California GO TOB VRDO	3.800%	6/7/07	(4)	24,380	24,380
1	California GO TOB VRDO	3.800%	6/7/07	(4)	58,210	58,210
1	California GO TOB VRDO	3.810%	6/7/07	(2)	4,980	4,980
	California GO VRDO	3.800%	6/1/07	LOC	8,200	8,200
	California GO VRDO	3.820%	6/1/07	LOC	1,000	1,000
	California GO VRDO	3.830%	6/1/07	LOC	8,495	8,495
	California GO VRDO	3.830%	6/1/07	LOC	8,500	8,500
	California GO VRDO	3.630%	6/7/07	LOC	22,500	22,500
	California GO VRDO	3.660%	6/7/07	LOC	45,600	45,600
	California GO VRDO	3.700%	6/7/07	LOC	8,500	8,500
	California GO VRDO	3.700%	6/7/07	LOC	37,840	37,840
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter Health) VRDO	3.700%	6/7/07	LOC	11,900	11,900
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter Health) VRDO	3.730%	6/7/07	LOC	8,000	8,000
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	3.660%	6/7/07	LOC	58,300	58,300
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	3.680%	6/7/07	LOC	25,000	25,000
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	3.790%	6/7/07	(1)	7,300	7,300
	California Health Fac. Finance Auth. Rev.
	(Memorial Health Services) VRDO	3.700%	6/7/07		73,380	73,380
	California Health Fac. Finance Auth. Rev.
	(Pitzer College) VRDO	3.660%	6/7/07	LOC	8,075	8,075
1	California Health Fac. Finance Auth. Rev.
	TOB VRDO	3.780%	6/7/07		5,000	5,000
1	California Health Fac. Finance Auth. Rev.
	TOB VRDO	3.780%	6/7/07		7,000	7,000
1	California Health Fac. Finance Auth. Rev.
	TOB VRDO	3.790%	6/7/07		2,425	2,425

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Housing Finance Agency Auth. TOB VRDO	3.820%	6/7/07		1,480	1,480
1	California Housing Finance Agency Auth. TOB VRDO	3.820%	6/7/07		7,800	7,800
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.890%	6/1/07		10,245	10,245
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.780%	6/7/07	(4)	22,200	22,200
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.800%	6/7/07	(4)	3,700	3,700
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.800%	6/7/07	(4)	4,200	4,200
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.800%	6/7/07		56,200	56,200
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.820%	6/7/07		33,110	33,110
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	3.830%	6/7/07		63,205	63,205
1	California Housing Finance Agency
	Home Mortgage TOB VRDO	3.800%	6/7/07		12,860	12,860
1	California Housing Finance Agency
	Home Mortgage TOB VRDO	3.800%	6/7/07		12,000	12,000
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	3.770%	6/7/07		41,365	41,365
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	3.770%	6/7/07		49,000	49,000
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	3.780%	6/7/07	(2)	20,000	20,000
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	3.790%	6/7/07		52,085	52,085
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	3.830%	6/7/07		8,070	8,070
1	California Housing Finance Agency TOB VRDO	3.810%	6/7/07		29,100	29,100
	California Infrastructure & Econ. Dev. Bank Rev.
	(Asian Art Museum) VRDO	3.800%	6/1/07	(1)	55,800	55,800
	California Infrastructure & Econ. Dev. Bank Rev.
	(Contemporary Jewish Museum) VRDO	3.840%	6/1/07	LOC	13,000	13,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(Independent System Operator) VRDO	3.660%	6/7/07	(2)	17,100	17,100
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	3.800%	6/1/07		18,000	18,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	3.800%	6/1/07		12,200	12,200
	California Infrastructure & Econ. Dev. Bank Rev.
	(Jewish Community Center) VRDO	3.750%	6/1/07	(3)	10,600	10,600
	California Infrastructure & Econ. Dev. Bank Rev.
	(San Francisco Ballet) VRDO	3.800%	6/1/07	(3)	10,100	10,100
1	California Infrastructure & Econ. Dev. Bank Rev.
	TOB PUT	3.800%	7/12/07	(2)	11,040	11,040
1	California Infrastructure & Econ. Dev. Bank Rev.
	TOB VRDO	3.770%	6/7/07	(3)	5,980	5,980
1	California Muni. Financing Auth.
	Multi-Family Housing Rev. TOB VRDO	3.800%	6/7/07		22,410	22,410
1	California Public Works Board Lease Rev.
	(UCLA Hosp.) TOB VRDO	3.780%	6/7/07	(3)	4,825	4,825
1	California Public Works Board Lease Rev.
	(Univ. of California Projects) TOB VRDO	3.780%	6/7/07	(3)	5,395	5,395

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Public Works Board Lease Rev.
	(Univ. of California) TOB VRDO	3.780%	6/7/07	(1)	27,690	27,690
1	California Public Works Board Lease Rev.
	(Univ. of California) TOB VRDO	3.780%	6/7/07	(1)	5,295	5,295
	California State Dept. of Water Resources CP	3.750%	6/12/07		45,051	45,051
1	California State Dept. of Water Resources
	Power Supply Rev. TOB VRDO	3.780%	6/7/07	(2)	26,755	26,755
1	California State Dept. of Water Resources
	Power Supply Rev. TOB VRDO	3.780%	6/7/07	(4)	15,250	15,250
1	California State Dept. of Water Resources
	Power Supply Rev. TOB VRDO	3.790%	6/7/07	(10)	25,895	25,895
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/1/07	LOC	5,920	5,920
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/1/07	LOC	5,770	5,770
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/1/07	LOC	39,500	39,500
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.700%	6/7/07	(2)	14,290	14,290
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.700%	6/7/07	(3)	174,500	174,500
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.700%	6/7/07	LOC	20,800	20,800
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.740%	6/7/07	(4)	51,070	51,070
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.750%	6/7/07	LOC	17,480	17,480
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/7/07	LOC	57,000	57,000
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/7/07	(3)	21,000	21,000
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	3.800%	6/7/07	(2)	12,000	12,000
	California State Econ. Recovery Bonds	5.000%	7/1/07		34,000	34,040
	California State Econ. Recovery Bonds PUT	5.000%	7/1/07		37,800	37,847
1	California State Econ. Recovery Bonds TOB VRDO	3.780%	6/7/07	(1)	8,260	8,260
1	California State Econ. Recovery Bonds TOB VRDO	3.790%	6/7/07		5,040	5,040
1	California State Econ. Recovery Bonds TOB VRDO	3.810%	6/7/07		25,000	25,000
	California State Econ. Recovery Bonds VRDO	3.800%	6/1/07		30,055	30,055
	California State Econ. Recovery Bonds VRDO	3.800%	6/1/07	LOC	15,000	15,000
	California State Econ. Recovery Bonds VRDO	3.850%	6/1/07		8,100	8,100
	California State Econ. Recovery Bonds VRDO	3.860%	6/1/07		7,900	7,900
	California State Econ. Recovery Bonds VRDO	3.860%	6/1/07		49,715	49,715
	California State Econ. Recovery Bonds VRDO	3.630%	6/7/07	(10)	10,000	10,000
	California State Econ. Recovery Bonds VRDO	3.660%	6/7/07	(4)	10,580	10,580
	California State Econ. Recovery Bonds VRDO	3.670%	6/7/07	(10)	30,000	30,000
	California State Econ. Recovery Bonds VRDO	3.710%	6/7/07	(10)	62,875	62,875
	California State Econ. Recovery Bonds VRDO	3.710%	6/7/07	(10)	16,000	16,000
	California State Econ. Recovery Bonds VRDO	3.750%	6/7/07	LOC	46,200	46,200
	California State Econ. Recovery Bonds VRDO	3.800%	6/7/07	(10)	6,755	6,755
	California State Univ. Institute CP	3.490%	6/8/07	LOC	51,473	51,473
1	California State Univ. TOB VRDO	3.780%	6/7/07	(1)	2,980	2,980
1	California State Univ. TOB VRDO	3.790%	6/7/07	(1)	19,925	19,925
1	California State Univ. TOB VRDO	3.800%	6/7/07	(2)	67,460	67,460
1	California State Univ. TOB VRDO	3.800%	6/7/07	(1)	42,420	42,420

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Statewide Community Dev. Auth.
	Multifamily Housing (Casa Real Apartments) TOB VRDO	3.870%	6/7/07		18,035	18,035
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Knoll Apartments) VRDO	3.770%	6/7/07	LOC	12,715	12,715
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Valley Palms Apartments) VRDO	3.770%	6/7/07	LOC	13,500	13,500
	California Statewide Community Dev. Auth. Rev.
	(American Baptist Homes West) VRDO	3.680%	6/7/07	LOC	7,100	7,100
	California Statewide Community Dev. Auth. Rev.
	(Children’s Hosp. of Los Angeles) VRDO	3.660%	6/7/07	(2)	15,000	15,000
	California Statewide Community Dev. Auth. Rev.
	(Children’s Hosp. of Los Angeles) VRDO	3.660%	6/7/07	(2)	15,000	15,000
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) VRDO	3.710%	6/7/07		26,800	26,800
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) VRDO	3.740%	6/7/07		21,300	21,300
	California Statewide Community Dev. Auth. Rev.
	(Museum of Art) VRDO	3.660%	6/7/07	(3)	6,125	6,125
	California Statewide Community Dev. Auth. Rev.
	(Riverside County) TRAN	4.500%	6/29/07		50,000	50,035
1	California Statewide Community Dev. Auth. Rev.
	(Salk Institute) TOB VRDO	3.780%	6/7/07	(1)	5,635	5,635
	California Statewide Community Dev. Auth. Rev.
	(Univ. of San Diego) VRDO	3.710%	6/7/07	LOC	18,415	18,415
1	Clovis USD TOB VRDO	3.820%	6/7/07	(1)	9,535	9,535
1	Coast CA Community College Dist. TOB VRDO	3.790%	6/7/07	(4)	7,490	7,490
	Contra Costa CA Housing Finance Agency
	Home Mortgage Rev. (Park Regency) VRDO	3.800%	6/7/07	LOC	32,500	32,500
	Contra Costa CA TRAN	4.500%	12/11/07		30,000	30,165
1	Contra Costa CA Water Dist. Rev. TOB VRDO	3.780%	6/7/07	(4)	5,640	5,640
	Dublin San Ramon CA Services Dist. East Bay
	Muni. Util. Dist. Recycled Water Auth. CP	3.630%	7/19/07	LOC	50,000	50,000
	East Bay CA Muni. Util. Dist.
	Waste Water System Rev. CP	3.670%	9/13/07		40,600	40,600
	East Bay CA Muni. Util. Dist.
	Waste Water System Rev. CP	3.630%	9/14/07		30,000	30,000
	East Bay CA Muni. Util. Dist.
	Waste Water System Rev. VRDO	3.700%	6/7/07	(10)	13,100	13,100
	East Bay CA Muni. Util. Dist.
	Waste Water System Rev. VRDO	3.730%	6/7/07	(10)	13,900	13,900
1	East Bay CA Muni. Util. Dist.
	Water System Rev. TOB VRDO	3.780%	6/7/07	(3)	25,000	25,000
1	East Bay CA Muni. Util. Dist.
	Water System Rev. TOB VRDO	3.800%	6/7/07	(1)	19,800	19,800
	East Bay CA Muni. Util. Dist.
	Water System Rev. VRDO	3.660%	6/7/07	(10)	38,450	38,450
	East Bay CA Muni. Util. Dist.
	Water System Rev. VRDO	3.670%	6/7/07	(10)	13,890	13,890
	East Bay CA Muni. Util. Dist.
	Water System Rev. VRDO	3.700%	6/7/07	(10)	24,110	24,110
	East Bay CA Muni. Util. Dist.
	Water System Rev. VRDO	3.730%	6/7/07	(4)	45,980	45,980
1	Fontana CA Public Finance Auth.
	Tax Allocation Rev. TOB VRDO	3.780%	6/7/07	(2)	1,980	1,980
	Fresno CA Sewer Rev. VRDO	3.630%	6/7/07	(3)	28,000	28,000
1	GS Pool Trust TOB VRDO	3.860%	6/7/07		6,716	6,716

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/07	(Prere.)	22,000	22,000
1	Golden State Tobacco Securitization
	Corp. California TOB VRDO	3.790%	6/7/07	(2)	4,585	4,585
1	Golden State Tobacco Securitization
	Corp. California TOB VRDO	3.790%	6/7/07		10,635	10,635
1	Golden State Tobacco Securitization
	Corp. Rev. TOB VRDO	3.810%	6/7/07	(3)	5,000	5,000
1	Golden West Schools Funding Auth. CA TOB VRDO	3.780%	6/7/07	(2)	6,135	6,135
1	Golden West Schools Funding Auth. CA TOB VRDO	3.790%	6/7/07	(1)	4,095	4,095
	Grant CA Joint Union High School Dist VRDO	3.630%	6/7/07	(4)	15,000	15,000
	Irvine CA Assessment Dist.
	Improvement Bonds VRDO	3.850%	6/1/07	LOC	16,920	16,920
	Irvine CA Ranch Water Dist. Rev. VRDO	3.850%	6/1/07	LOC	8,000	8,000
1	Kern CA Community College TOB VRDO	3.820%	6/7/07	(4)	7,330	7,330
1	Lodi CA USD GO TOB VRDO	3.780%	6/7/07	(4)	10,235	10,235
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(1)	21,590	21,590
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(1)	5,435	5,435
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(1)	2,565	2,565
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(3)	7,825	7,825
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(1)	8,160	8,160
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(3)	6,710	6,710
1	Long Beach CA Harbor Rev. TOB VRDO	3.800%	6/7/07	(1)	5,185	5,185
1	Long Beach CA Harbor Rev. TOB VRDO	3.810%	6/7/07	(1)	1,800	1,800
1	Long Beach CA Harbor Rev. TOB VRDO	3.860%	6/7/07	(1)	16,275	16,275
	Long Beach CA Harbor Rev. VRDO	3.760%	6/7/07	(1)	65,870	65,870
	Long Beach CA Water Rev. CP	3.720%	8/8/07		6,000	6,000
	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev.
	(Hollywood & Vine Apartments) VRDO	3.770%	6/7/07		25,000	25,000
1	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev. (The Alexandria) TOB VRDO	3.820%	6/7/07		20,390	20,390
	Los Angeles CA Convention & Exhibit Center
	Auth. Lease Rev. VRDO	3.730%	6/7/07	(2)	16,325	16,325
	Los Angeles CA Dept. of Airports International
	Airport Rev. VRDO	3.900%	6/1/07	LOC	16,750	16,750
	Los Angeles CA Dept. of Airports International
	Airport Rev. VRDO	3.660%	6/7/07	LOC	20,000	20,000
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.780%	6/7/07	(4)	5,050	5,050
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.780%	6/7/07	(1)	8,350	8,350
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.790%	6/7/07	(4)	25,000	25,000
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.790%	6/7/07	(2)	10,000	10,000
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.800%	6/7/07	(4)	13,000	13,000
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.800%	6/7/07	(2)	17,555	17,555
1	Los Angeles CA Dept. of Water &
	Power Rev. TOB VRDO	3.800%	6/7/07	(2)	30,000	30,000
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.800%	6/1/07		28,400	28,400
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.850%	6/1/07		15,225	15,225

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.650%	6/7/07		41,350	41,350
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.650%	6/7/07		43,000	43,000
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.680%	6/7/07		22,000	22,000
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.700%	6/7/07		20,000	20,000
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.700%	6/7/07		22,725	22,725
	Los Angeles CA Dept. of Water &
	Power Rev. VRDO	3.700%	6/7/07		67,700	67,700
1	Los Angeles CA Harbor Dept. Rev. TOB VRDO	3.800%	6/7/07	(2)	6,355	6,355
	Los Angeles CA Multifamily Housing Rev.
	(Fountain Park) VRDO	3.800%	6/7/07	LOC	18,468	18,468
	Los Angeles CA Multifamily Housing Rev.
	(San Regis) VRDO	3.790%	6/7/07	LOC	23,600	23,600
1	Los Angeles CA Muni. Improvement
	Lease Rev. TOB VRDO	3.780%	6/7/07	(3)	29,815	29,815
1	Los Angeles CA TOB VRDO	3.760%	6/7/07	(3)	4,890	4,890
1	Los Angeles CA TOB VRDO	3.780%	6/7/07	(1)	5,215	5,215
	Los Angeles CA TRAN	4.500%	6/29/07		100,000	100,057
	Los Angeles CA USD COP VRDO	3.670%	6/7/07	(4)	13,650	13,650
	Los Angeles CA USD COP VRDO	3.700%	6/7/07	(2)	10,000	10,000
	Los Angeles CA USD GO	4.500%	7/1/07		22,500	22,517
1	Los Angeles CA USD GO TOB VRDO	3.810%	6/7/07	(3)	5,500	5,500
1	Los Angeles CA USD GO TOB VRDO	3.760%	6/7/07	(4)	12,835	12,835
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(1)(3)	5,225	5,225
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(3)	11,120	11,120
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(1)	5,310	5,310
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(4)	14,845	14,845
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(4)	6,390	6,390
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(3)	3,245	3,245
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(3)	2,990	2,990
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(2)	4,495	4,495
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(2)	8,280	8,280
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(2)	25,780	25,780
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(3)	8,365	8,365
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(1)	12,000	12,000
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(2)	6,355	6,355
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(1)	10,025	10,025
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(2)	12,050	12,050
1	Los Angeles CA USD GO TOB VRDO	3.780%	6/7/07	(4)	20,960	20,960
1	Los Angeles CA USD GO TOB VRDO	3.790%	6/7/07	(2)	3,850	3,850
1	Los Angeles CA USD GO TOB VRDO	3.790%	6/7/07	(3)	51,975	51,975
1	Los Angeles CA USD GO TOB VRDO	3.800%	6/7/07	(1)	4,900	4,900
1	Los Angeles CA USD TOB VRDO	3.780%	6/7/07	(3)	5,260	5,260
	Los Angeles CA USD TRAN	4.250%	12/3/07		51,180	51,386
	Los Angeles CA Wastewater System Rev. CP	3.640%	9/12/07		30,000	30,000
1	Los Angeles CA Wastewater System Rev. TOB VRDO	3.790%	6/7/07	(4)	8,595	8,595
1	Los Angeles CA Wastewater System Rev. TOB VRDO	3.790%	6/7/07	(1)	29,035	29,035
1	Los Angeles CA Wastewater System Rev. TOB VRDO	3.800%	6/7/07	(4)	32,750	32,750
1	Los Angeles CA Wastewater System Rev. TOB VRDO	3.800%	6/7/07	(1)	25,000	25,000

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	3.800%	6/7/07	(1)	19,730	19,730
	Los Angeles CA Wastewater System Rev.
	VRDO	3.630%	6/7/07	(3)	24,540	24,540
	Los Angeles CA Wastewater System Rev.
	VRDO	3.720%	6/7/07	(3)	22,585	22,585
	Los Angeles County CA Housing Auth.
	Multifamily Housing Rev. VRDO	3.750%	6/7/07	LOC	6,290	6,290
	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. CP	3.640%	9/12/07	LOC	10,000	10,000
1	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. TOB VRDO	3.800%	6/7/07	(1)	24,750	24,750
1	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. TOB VRDO	3.800%	6/7/07	(1)	9,565	9,565
	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. VRDO	3.660%	6/7/07	(3)	26,670	26,670
	Los Angeles County CA Pension Obligations VRDO	3.670%	6/7/07	(2)	10,905	10,905
	Los Angeles County CA Pension Obligations VRDO	3.670%	6/7/07	(2)	4,900	4,900
1	Los Angeles County CA Sanitation Dist.
	Financing Auth Rev. TOB VRDO	3.800%	6/7/07	(3)	15,670	15,670
	Los Angeles County CA TRAN	4.500%	6/29/07		25,000	25,019
	Manteca CA Redev. Agency Tax Allocation Rev.
	VRDO	3.830%	6/1/07	(10)	4,150	4,150
1	Metro. Water Dist. of Southern California Rev. TOB VRDO	3.780%	6/7/07		38,950	38,950
1	Metro. Water Dist. of Southern California Rev. TOB VRDO	3.780%	6/7/07		11,205	11,205
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.810%	6/1/07		4,200	4,200
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.840%	6/1/07		28,900	28,900
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.870%	6/1/07		16,100	16,100
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.660%	6/7/07		33,300	33,300
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.600%	6/7/07		5,290	5,290
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.650%	6/7/07		21,300	21,299
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.650%	6/7/07		19,000	19,000
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.670%	6/7/07		10,400	10,400
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.670%	6/7/07		26,900	26,900
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.680%	6/7/07		19,300	19,300
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.680%	6/7/07		34,600	34,600
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.700%	6/7/07		17,695	17,695
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.700%	6/7/07		21,225	21,225
	Mission Viejo CA Community Dev. Financing Auth.
	(Mission Viejo Mall Improvement) VRDO	3.710%	6/7/07	LOC	28,300	28,300
1	Modesto CA Irrigation Dist. COP TOB VRDO	3.780%	6/7/07	(2)	2,265	2,265
1	Modesto CA Irrigation Dist. COP TOB VRDO	3.780%	6/7/07	(1)	12,775	12,775

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mojave CA Water Agency COP	5.450%	9/1/07	(1)(Prere.)	6,150	6,303
	Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.840%	6/1/07		14,280	14,280
	Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.660%	6/7/07		25,000	25,000
	Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.660%	6/7/07		10,200	10,200
1	Newport Mesa California USD Capital Appreciation
	TOB VRDO	3.820%	6/7/07	(1)	11,060	11,060
	Northern California Power Agency
	(Hydroelectric Project) VRDO	3.710%	6/7/07	(1)	34,250	34,250
1	Oakland CA Joint Powers Financing Auth.
	Lease Rev. TOB VRDO	3.780%	6/7/07	(2)	6,660	6,660
1	Oakland CA Sewer Rev. TOB VRDO	3.780%	6/7/07	(4)	2,440	2,440
1	Oakland CA USD Alameda County TOB VRDO	3.760%	6/7/07	(3)	11,095	11,095
	Oceanside CA Multifamily Housing Rev.
	(Lakeridge Apartments) VRDO	3.680%	6/7/07	LOC	36,940	36,940
	Orange County CA Improvement Bonds
	(Irvine Coast Assessment) VRDO	3.830%	6/1/07	LOC	5,500	5,500
	Orange County CA Sanitation Dist. COP VRDO	3.800%	6/1/07		111,750	111,750
	Orange County CA Sanitation Dist. COP VRDO	3.630%	6/7/07	(2)	33,940	33,940
	Orange County CA Water Dist. COP VRDO	3.660%	6/7/07		25,000	25,000
	Otay CA Water Dist. (Capital Project) COP VRDO	3.710%	6/7/07	LOC	9,700	9,700
	Pasadena CA COP
	(City Hall & Park Improvement Project) VRDO	3.660%	6/7/07	(2)	38,000	38,000
	Pittsburg CA Redev. Agency Tax Allocation
	(Los Medanos Community Dev.) VRDO	3.830%	6/1/07	(2)	9,000	9,000
1	Pomona CA Public Finance Auth. Rev. TOB VRDO	3.780%	6/7/07	(2)	28,720	28,720
	Port of Oakland CA CP	3.730%	8/6/07	LOC	24,000	24,000
	Port of Oakland CA CP	3.710%	8/15/07	LOC	62,213	62,213
1	Port of Oakland CA Rev. TOB VRDO	3.790%	6/7/07	(3)	5,735	5,735
1	Port of Oakland CA Rev. TOB VRDO	3.800%	6/7/07	(3)	5,185	5,185
1	Port of Oakland CA Rev. TOB VRDO	3.800%	6/7/07	(3)	2,615	2,615
1	Port of Oakland CA Rev. TOB VRDO	3.800%	6/7/07	(3)	5,365	5,365
1	Port of Oakland CA Rev. TOB VRDO	3.810%	6/7/07	(3)	3,803	3,803
1	Port of Oakland CA Rev. TOB VRDO	3.810%	6/7/07	(3)	4,730	4,730
1	Port of Oakland CA Rev. TOB VRDO	3.810%	6/7/07	(3)	2,590	2,590
1	Port of Oakland CA Rev. TOB VRDO	3.810%	6/7/07	(3)	6,875	6,875
1	Port of Oakland CA Rev. TOB VRDO	3.810%	6/7/07	(3)	2,740	2,740
1	Rancho Santiago CA Community College Dist.
	TOB VRDO	3.810%	6/7/07	(4)	17,980	17,980
1	Riverside CA Community College Dist. TOB VRDO	3.780%	6/7/07	(4)	5,445	5,445
1	Riverside County CA (Election 2003) TOB VRDO	3.780%	6/7/07	(10)	5,195	5,195
1	Roseville CA Natural Gas Financing Auth. TOB VRDO	3.800%	6/7/07		10,815	10,815
1	Roseville CA Natural Gas Financing Auth. TOB VRDO	3.800%	6/7/07		5,390	5,390
1	Sacramento CA Housing Auth. Multifamily Rev.
	TOB VRDO	3.810%	6/7/07	LOC	9,435	9,435
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.780%	6/7/07	(1)	2,085	2,085
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.790%	6/7/07	(3)	9,950	9,950
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.800%	6/7/07	(3)	15,925	15,925
	Sacramento County CA
	(Administration Center & Courthouse) VRDO	3.700%	6/7/07	LOC	27,230	27,230
1	Sacramento County CA Sanitation Dist.
	Financing Auth. Rev. TOB PUT	3.650%	10/11/07	(3)	3,025	3,025
1	Sacramento County CA Sanitation Dist.
	Financing Auth. Rev. TOB VRDO	3.780%	6/7/07	(3)	6,665	6,665

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	3.780%	6/7/07	(3)	35,000	35,000
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	3.780%	6/7/07	(1)	15,455	15,455
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	3.800%	6/7/07	(2)	7,530	7,530
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	3.800%	6/7/07	(2)	6,435	6,435
	Sacramento County CA TRAN	4.500%	7/17/07		70,000	70,074
1	Sacramento County CA Water Financing Auth. Rev.
	Agency Zones TOB VRDO	3.780%	6/7/07	(3)	8,560	8,560
1	San Diego CA CTFS Undividedint
	Water Utility Fund Rev. TOB VRDO	3.790%	6/7/07	(3)	7,785	7,785
1	San Diego CA Community College Dist.
	GO TOB VRDO	3.780%	6/7/07	(4)	10,350	10,350
1	San Diego CA Community College Dist.
	GO TOB VRDO	3.790%	6/7/07	(4)	37,985	37,985
	San Diego CA County & School Dist. TRAN	4.500%	7/27/07		75,000	75,088
	San Diego CA Housing Auth. Multifamily Housing Rev.
	(Canyon Rim Apartments) VRDO	3.770%	6/7/07	LOC	32,440	32,440
1	San Diego CA USD TOB VRDO	3.770%	6/7/07	(4)	5,320	5,320
1	San Diego CA USD TOB VRDO	3.780%	6/7/07	(3)	3,135	3,135
1	San Diego CA USD TOB VRDO	3.780%	6/7/07	(3)	5,635	5,635
1	San Diego CA USD TOB VRDO	3.790%	6/7/07	(4)	8,080	8,080
1	San Diego CA USD TOB VRDO	3.790%	6/7/07	(3)	2,450	2,450
1	San Diego CA USD TOB VRDO	3.790%	6/7/07	(4)	8,515	8,515
	San Diego CA USD TRAN	4.500%	7/24/07		50,000	50,057
1	San Diego County CA COP TOB VRDO	3.780%	6/7/07	(2)	6,240	6,240
	San Diego County CA Regional Transp. CP	3.550%	7/11/07		4,000	4,000
	San Diego County CA Water Auth. CP	3.500%	6/15/07		10,000	10,000
	San Diego County CA Water Auth. CP	3.570%	7/11/07		11,000	11,000
	San Diego County CA Water Auth. CP	3.720%	9/7/07		5,000	5,000
	San Diego County CA Water Auth. CP	3.720%	9/13/07		20,000	20,000
1	San Diego County CA Water Auth. Rev.
	COP TOB VRDO	3.780%	6/7/07	(4)	8,240	8,240
1	San Francisco CA Bay Area Rapid Transit Dist.
	Sales Tax Rev. TOB VRDO	3.780%	6/7/07	(3)	2,745	2,745
	San Francisco CA City & County Finance Corp.
	Lease Rev. (Moscone Center Expansion) VRDO	3.650%	6/7/07	(2)	43,925	43,925
1	San Francisco CA City &
	County International Airport Rev. TOB VRDO	3.800%	6/7/07	(1)	4,500	4,500
	San Francisco CA City &
	County International Airport Rev. VRDO	3.700%	6/7/07	(10)	64,100	64,100
	San Francisco CA City &
	County International Airport Rev. VRDO	3.710%	6/7/07	(10)	33,200	33,200
	San Francisco CA City &
	County International Airport Rev. VRDO	3.710%	6/7/07	(10)	60,900	60,900
	San Francisco CA City &
	County International Airport Rev. VRDO	3.720%	6/7/07	(10)	10,700	10,700
	San Francisco CA City &
	County International Airport Rev. VRDO	3.720%	6/7/07	(10)	39,000	39,000
	San Francisco CA City &
	County International Airport Rev. VRDO	3.780%	6/7/07	(10)	20,000	20,000
1	San Francisco CA City & County Public Util. TOB VRDO	3.810%	6/7/07	(1)	8,575	8,575
1	San Francisco CA City & County TOB VRDO	3.780%	6/7/07	(4)	4,340	4,340

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Francisco CA City & County USD TOB VRDO	3.780%	6/7/07	(4)	2,745	2,745
1	San Francisco CA City & County USD TOB VRDO	3.790%	6/7/07	(4)	2,645	2,645
	San Francisco County CA Transp. Auth. CP	3.570%	6/13/07		19,700	19,700
	San Joaquin County CA Transp. Auth. Sales Tax Rev. CP	3.550%	6/20/07	LOC	50,000	50,000
	San Joaquin Hills CA Transp.
	Corridor Agency Toll Road Rev.	7.550%	1/1/08	(Prere.)	4,900	5,109
	San Jose CA Financing Auth. Lease Rev. CP	3.750%	7/11/07	LOC	5,000	5,000
	San Jose CA Financing Auth. Lease Rev. CP	3.700%	9/6/07	LOC	37,000	37,000
	San Jose CA Financing Auth. Lease Rev. VRDO	3.760%	6/7/07	(10)	12,700	12,700
1	San Jose CA Redev. Agency TOB VRDO	3.780%	6/7/07	(1)	5,315	5,315
1	San Jose CA Redev. Agency Tax Allocation TOB VRDO	3.780%	6/7/07	(1)	4,530	4,530
	San Jose CA Redev. Agency VRDO	3.750%	6/7/07	LOC	16,100	16,100
	San Jose CA Redev. Agency VRDO	3.750%	6/7/07	LOC	9,800	9,800
1	San Jose California Fin. Auth. Lease Rev.
	(Civic Center Project) TOB VRDO	3.790%	6/7/07	(2)	6,900	6,900
	San Jose/Santa Clara CA Clean Water &
	Sewer Finance Auth. VRDO	3.640%	6/7/07	(4)	13,200	13,200
1	San Mateo County CA Community College Dist.
	TOB VRDO	3.790%	6/7/07	(1)	2,910	2,910
	San Pablo CA Redev. Agency Tax Allocation Rev.
	(10th Township) VRDO	3.830%	6/1/07	(2)	5,000	5,000
1	San Ramon Valley CA USD GO TOB VRDO	3.780%	6/7/07	(4)	5,155	5,155
1	San Ramon Valley CA USD GO TOB VRDO	3.780%	6/7/07	(4)	3,350	3,350
	Santa Clara Valley CA Water Dist. Refunding &
	Improvement COP	5.000%	2/1/08	(3)	4,385	4,424
1	Santa Clara Valley CA Water Dist. Utility System Rev.
	TOB VRDO	3.790%	6/7/07	(4)	5,655	5,655
	Santa Cruz County CA TRAN	4.500%	7/12/07		43,500	43,538
	Santa Rosa CA Waste Water Rev. VRDO	3.720%	6/7/07	LOC	14,000	14,000
1	Solano CA Community College TOB VRDO	3.820%	6/7/07	(3)	17,460	17,460
1	Southern California Home Financing Auth.
	Single Family Mortgage Rev. TOB VRDO	3.820%	6/7/07		72,710	72,710
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	3.790%	6/7/07		19,000	19,000
	Southern California Public Power Auth. Rev.
	(Transmission Project) VRDO	3.630%	6/7/07	(4)	6,595	6,595
	Southern California Public Power Auth. Rev.
	(Transmission Project) VRDO	3.630%	6/7/07	(4)	55,150	55,150
	Southern California Public Power Auth. Rev.
	(Transmission Project) VRDO	3.670%	6/7/07	(2)LOC	28,000	28,000
	Southern California Public Power Auth. Rev.
	(Transmission Project) VRDO	3.730%	6/7/07	(4)	13,165	13,165
	Univ. of California Regents CP	3.520%	6/11/07		25,000	25,000
	Univ. of California Regents CP	3.450%	6/14/07		23,900	23,900
	Univ. of California Regents CP	3.620%	8/7/07		32,500	32,500
	Univ. of California Regents CP	3.640%	8/7/07		17,000	17,000
1	Univ. of California Regents Rev. TOB VRDO	3.780%	6/7/07	(1)	12,607	12,607
1	Univ. of California Regents TOB VRDO	3.780%	6/7/07	(1)	9,990	9,990
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07	(4)	7,000	7,000
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07		8,300	8,300
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07	(3)	3,015	3,015
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07	(4)	21,880	21,880
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07	(4)	20,925	20,925
1	Univ. of California Rev. TOB VRDO	3.780%	6/7/07	(4)	5,650	5,650
1	Univ. of California Rev. TOB VRDO	3.790%	6/7/07	(4)	2,600	2,600

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Univ. of California Rev. TOB VRDO	3.790%	6/7/07	(4)	6,470	6,470
1	Univ. of California Rev. TOB VRDO	3.790%	6/7/07	(2)	11,605	11,605
1	Univ. of California Rev. TOB VRDO	3.800%	6/7/07	(2)	2,450	2,450
1	Univ. of California Rev. TOB VRDO	3.800%	6/7/07	(4)	20,000	20,000
1	West Contra Costa CA USD TOB VRDO	3.820%	6/7/07	(3)	10,465	10,465
1	Yosemite CA Community College Dist. TOB VRDO	3.800%	6/7/07	(3)	17,520	17,520

	Outside California:
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.780%	6/7/07	(1)	10,595	10,595
1	Puerto Rico GO TOB VRDO	3.760%	6/7/07	(1)	24,995	24,995
1	Puerto Rico GO TOB VRDO	3.760%	6/7/07	(4)	16,680	16,680
1	Puerto Rico GO TOB VRDO	3.780%	6/7/07	(3)	14,655	14,655
1	Puerto Rico GO TOB VRDO	3.780%	6/7/07	(1)	7,995	7,995
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.750%	6/7/07	(1)	7,740	7,740
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.790%	6/7/07	(2)	14,700	14,700
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.790%	6/7/07		3,200	3,200
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.790%	6/7/07	(2)	14,875	14,875
1	Puerto Rico Public Finance Corp Rev. TOB VRDO	3.760%	6/7/07	(2)	14,995	14,995
1	Puerto Rico Public Finance Corp. TOB VRDO	3.750%	6/7/07	(2)	7,015	7,015
Total Municipal Bonds (Cost $7,741,487)						7,741,487
Other Assets and Liabilities (0.3%)
Other Assets—Note B						156,063
Liabilities						(132,932)
						23,131
Net Assets (100%)
Applicable to 7,764,423,624 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)						7,764,618
Net Asset Value Per Share						$1.00

At May 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	7,764,709	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(91)	—
Unrealized Appreciation	—	—
Net Assets	7,764,618	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $2,435,441,000, representing 31.4% of net assets.

For a key to abbreviations and other references, see page 23.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	134,085
Total Income	134,085
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative	2,248
Marketing and Distribution	986
Custodian Fees	34
Shareholders’ Reports	15
Trustees’ Fees and Expenses	4
Total Expenses	3,611
Net Investment Income	130,474
Realized Net Gain (Loss) on Investment Securities Sold	(82)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	130,392

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,474	213,362
Realized Net Gain (Loss)	(82)	282
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	130,392	213,644
Distributions
Net Investment Income	(130,474)	(213,362)
Realized Capital Gain	—	—
Total Distributions	(130,474)	(213,362)
Capital Share Transactions (at $1.00)
Issued	3,880,443	6,480,717
Issued in Lieu of Cash Distributions	123,375	201,576
Redeemed	(3,459,021)	(5,625,057)
Net Increase (Decrease) from Capital Share Transactions	544,797	1,057,236
Total Increase (Decrease)	544,715	1,057,518
Net Assets
Beginning of Period	7,219,903	6,162,385
End of Period	7,764,618	7,219,903

California Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.017	.032	.021	.010	.009	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.017	.032	.021	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.017)	(.032)	(.021)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.017)	(.032)	(.021)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.75%	3.24%	2.17%	1.05%	0.91%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,765	$7,220	$6,162	$4,758	$3,967	$3,594
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.49%*	3.20%	2.17%	1.06%	0.90%	1.32%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $671,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	584	4,304	41,233
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity	4.0%[3]	3.9%	4.1%
Average Coupon	4.9%	5.1%	5.0%
Average Effective Maturity	6.5 years	6.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.1 years	6.4 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1–5 Years	26
5–10 Years	53
10–20 Years	12
Over 20 Years	1

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.97
Beta	0.91	0.91

Distribution by Credit Quality (% of portfolio)

AAA	78%
AA	7
A	11
BBB	4

Investment Focus

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.0%	4.9%	5.9%	6.0%
1998	2.7	4.8	7.5	7.3
1999	–4.1	4.4	0.3	0.5
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006	1.3	4.1	5.4	5.1
2007[2]	–1.7	1.9	0.2	0.2

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	3/4/1994	4.93%	4.51%	0.72%	4.38%	5.10%
Admiral Shares	11/12/2001	5.01	4.57	–0.36[3]	4.13[3]	3.77[3]

1 Lehman 7 Year Municipal Bond Index.

2 Six months ended May 31, 2007.

3 Return since inception.

Note: See Financial Highlights tables on pages 49 and 50 for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.1%)
ABAG Finance Auth. for Non-Profit Corp.
California (Children’s Hosp. Medical Center) COP	6.000%	12/1/15 (2)	9,180	9,761
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,563
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,839
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	1,998
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	2,983
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,636
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,830
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,930
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,065
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,104
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	11,774
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	14,941
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,138
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,609
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/14 (4)	2,330	2,489
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/15 (4)	4,010	4,213
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (4)	5,000	5,245
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (1)	1,915	2,032
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/17 (4)	2,750	2,919
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/20 (1)	4,210	4,493
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/21 (1)	4,425	4,704
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/22 (1)	4,660	4,946
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/24 (1)	5,175	5,480
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/25 (1)	5,450	5,766
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,342
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,400
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,074
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/13 (2)	10,030	10,183

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (3)	50,000	52,415
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	34,001
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/16	6,400	6,901
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	12,330	13,329
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	21,440	23,092
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	11,825	12,498
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	15,500	16,313
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,789
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	4,981
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (3)	2,465	2,098
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (3)	2,525	2,067
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (3)	2,590	2,030
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (3)	2,655	1,989
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	13,030
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	3,859
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/14	360	412
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/15	380	440
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/16	400	468
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	2,680	2,750
California GO	6.500%	2/1/08	1,120	1,140
California GO	5.750%	12/1/09 (3)	11,765	12,345
California GO	5.750%	2/1/11 (3)	6,500	6,937
California GO	5.375%	4/1/12 (Prere.)	6,970	7,453
California GO	5.000%	6/1/12	16,280	17,094
California GO	5.375%	4/1/15	125	133
California GO	5.250%	2/1/18 (1)	5,000	5,515
California GO	5.000%	9/1/18	34,300	36,418
California GO	5.000%	8/1/19	30,000	31,546
California GO	5.000%	9/1/19	35,100	37,102
California GO	5.000%	3/1/20	55,385	57,988
California GO	5.000%	8/1/20	10,000	10,565
California GO	5.000%	6/1/22	13,260	13,846
California GO	5.000%	8/1/23 (4)	32,120	33,788
California GO	5.000%	9/1/23	12,120	12,695
California GO	5.250%	11/1/27	4,000	4,246
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,234
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,045
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,796
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	75	77
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	105	107
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	97
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	996
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	924

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,098
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	85	87
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,195
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,083
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	97
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/07 (1)(Prere.)	5,495	5,559
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.875%	7/1/07 (2)(Prere.)	615	616
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/08 (1)	2,230	2,273
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,476
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,124
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,732
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,517
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,190
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,087
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,758
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,483
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,541
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,842
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,497
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,505
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,152
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,417
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,373
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,652
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,767
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,646
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,716
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14	2,715	2,829

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,110
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,492
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	3,000	3,069
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,535
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,107
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,376
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,377
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	3.800%	6/1/07 (1)	2,800	2,800
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (3)	1,785	1,909
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (3)	1,040	1,107
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (3)	1,145	1,211
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,645
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,698
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,748
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,367
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,326
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,083
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,452
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,389
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,574
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,829
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,036
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,033
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	19,210	19,275
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	19,430
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	19,209
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20	3,895	4,075
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,822

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/07	3,600	3,600
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/08	7,085	7,175
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/09	9,000	9,215
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/10	4,000	4,134
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,648
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,248
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,248
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,666
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,839
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,839
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,738
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,456
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (3)	10,310	11,106
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/19 (3)	5,000	5,394
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20 (3)	7,670	8,280
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/08 (2)	5,000	5,205
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	9/1/07 (2)(Prere.)	4,015	4,112
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,867
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/09	10,000	10,313
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10	3,500	3,659
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,408
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,644
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (10)(Prere.)	9,000	9,709
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	16,985	18,352
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	13,742
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.800%	6/1/07 LOC	27,350	27,350
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.800%	6/1/07 LOC	12,300	12,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.800%	6/1/07 LOC	41,900	41,900

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.860%	6/1/07 LOC	8,100	8,100
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,568
California State Econ. Recovery Bonds	5.250%	7/1/12	33,940	36,178
California State Econ. Recovery Bonds	5.250%	7/1/13	32,275	34,686
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,270
California State Econ. Recovery Bonds VRDO	3.850%	6/1/07	2,200	2,200
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,822
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,228
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	15,127
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	25,212
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,025
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	15,253
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	695	709
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	770	788
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,023
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,555
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,280	2,366
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,562
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,314
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	5,227
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	5,149
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,475	2,549
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,453
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,683
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,566
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,547
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,628
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/13	6,920	7,592
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/14	5,335	5,844
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/15	7,780	8,493
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,118
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,339

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,907
	Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,658
	Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,860
	Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,255
	Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	5,118
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,397
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,575
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,775
	Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,019
	Contra Costa County CA Public Financing Lease Rev.	5.000%	6/1/22 (1)	15,300	16,189
	Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,445
	East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/17 (3)	2,100	2,276
	East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/18 (3)	2,280	2,462
	East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/19 (3)	2,000	2,149
	East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/26 (3)	14,000	14,848
1	East Bay CA Muni. Util. Dist. Water System Rev.
	TOB VRDO	3.780%	6/7/07 (3)	12,800	12,800
	Fontana CA Public Finance Auth. Subordinate Lien
	Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,260
	Fontana CA Public Finance Auth. Subordinate Lien
	Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	3,021
	Fontana CA Public Finance Auth. Subordinate Lien
	Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,646
	Fontana CA Public Finance Auth. Subordinate Lien
	Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,691
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,237
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,329
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,430
2	Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	5,228
2	Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	5,244
	Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,370
	Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,647
	Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,283
	Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,273
	Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,079
	Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	3,884
	Golden State Tobacco
	Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	6,930	7,342
	Golden State Tobacco
	Securitization Corp. California	5.500%	6/1/13 (Prere.)	13,310	14,454
	Golden State Tobacco
	Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,430
	Golden State Tobacco
	Securitization Corp. California	6.250%	6/1/13 (Prere.)	20,000	21,889
	Golden State Tobacco
	Securitization Corp. California	6.750%	6/1/13 (Prere.)	11,790	13,565
	Golden State Tobacco
	Securitization Corp. California	7.800%	6/1/13 (Prere.)	10,550	12,692
	Golden State Tobacco
	Securitization Corp. California	7.900%	6/1/13 (Prere.)	24,380	29,448
	Golden State Tobacco
	Securitization Corp. California	5.000%	6/1/33	17,500	17,284
	Golden State Tobacco
	Securitization Corp. California	0.000%	6/1/37	20,000	15,153

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09 (1)	6,940	7,117
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,527
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,745
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,700
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,002
Irvine CA Public Fac. &
Infrastructure Auth. Assessment Rev.	4.600%	9/2/15 (2)	2,925	3,014
Irvine CA Public Fac. &
Infrastructure Auth. Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,141
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	9,061
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,819
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,416
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,669
Kings River Conservation Dist. California COP	5.000%	5/1/15	4,345	4,560
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,117
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,288
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,482
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,858
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	3,931
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,132
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,134
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,669
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,115
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,510
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,632
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,801
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,026
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,665
Los Angeles CA Community College Dist. GO	5.000%	8/1/18 (4)	12,355	13,155
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	15,843
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.000%	8/15/10 (1)	10,975	11,703
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.125%	8/15/11 (1)	1,300	1,415
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/11 (1)	13,255	13,849
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (1)	10,500	11,150
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09	5,650	5,792
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,602
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,846
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/15 (1)(ETM)	10,000	10,275
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/17 (1)(ETM)	7,600	7,809
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19 (4)	17,000	17,799
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/22 (4)	13,530	14,255
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	21,724
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	11,475	11,624
Los Angeles CA Dept. of Water & Power Rev.
VRDO	3.800%	6/1/07	4,900	4,900

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,140
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/12 (3)	7,480	7,895
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (3)	13,330	14,099
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (3)	13,995	14,780
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,391
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,246
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,246
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	6,940
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,628
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,616
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,658
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,620
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,184
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,629
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,163
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,182
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,295
Los Angeles CA USD GO	5.500%	7/1/17 (3)	10,000	11,230
Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,368
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,294
Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,401
Los Angeles CA USD GO	5.000%	7/1/18 (4)	1,665	1,796
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,299
Los Angeles CA USD GO	5.000%	7/1/19 (3)	7,000	7,482
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,058
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	16,931
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,776
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,391
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,572
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,094
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,530	2,558
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	4,470	4,520
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	2,976
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/14 (4)	14,000	14,870
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/16 (4)	8,410	8,906
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,590
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/07 (1)(Prere.)	3,550	3,600
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	25,915
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/15 (4)	10,000	10,750
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	9,190
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/16 (4)	4,000	4,397

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	7,000	7,730
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/19 (4)	7,500	8,328
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/19 (1)	4,860	5,161
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/20 (1)	6,155	6,517
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	6,817
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	7,155
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	2,290
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	3,255
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,654
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,571
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,568
MSR California Public Power Agency Rev.
(San Juan Project)	5.375%	7/1/13 (1)	2,500	2,528
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,425	2,835
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,093
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/12	21,495	22,707
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/23	3,345	3,563
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/24	7,290	7,753
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,329
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,151
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,661
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,796
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,485
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,223
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,328
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,090
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,738
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,528
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	886
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.840%	6/1/07	4,800	4,800
Northern California Gas Auth. No. 1 Rev.	4.041%	7/1/13	19,770	19,760
Northern California Gas Auth. No. 1 Rev.	4.191%	7/1/17	23,385	23,373
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,064
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,934
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,242
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,637
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,326
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,101
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,727
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	14,070	14,857
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,309
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,827
Orange County CA Airport Rev.	5.000%	7/1/18 (4)	1,500	1,576

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,506
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,580
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,679
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,479
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,043
Orange County CA Sanitation Dist. COP VRDO	3.800%	6/1/07	2,500	2,500
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,110
Palo Alto CA USD GO	5.000%	8/1/20 (4)	9,045	9,572
Palo Alto CA USD GO	5.000%	8/1/21 (4)	9,110	9,622
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,771
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,338
Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,429
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,648
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	12,425	15,812
Port of Oakland CA Rev.	5.000%	11/1/11 (3)	5,160	5,412
Port of Oakland CA Rev.	5.000%	11/1/12 (3)	2,650	2,802
Port of Oakland CA Rev.	5.250%	11/1/13 (3)	7,150	7,636
Port of Oakland CA Rev.	5.250%	11/1/14 (3)	5,000	5,340
Port of Oakland CA Rev.	5.250%	11/1/15 (3)	5,000	5,340
Port of Oakland CA Rev.	5.250%	11/1/16 (3)	6,300	6,728
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,130
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,556
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,963
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,022
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,425
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,502
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,502
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,083
Riverside CA Electric Rev.	5.375%	10/1/08 (2)(Prere.)	2,300	2,376
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,710
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	2,280	2,424
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	10,638
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,087
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,850
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,646
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,908
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,874
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,738
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,366
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,756
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (3)	12,860	13,694
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (3)	13,670	14,515
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/24 (2)	12,675	14,162
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	28,000	29,463
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,317
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/13 (2)	2,850	2,910
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,056
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,638
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/15 (1)	8,270	8,444
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	11,232
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	3,525	3,616

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,701
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,696
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/17 (3)	1,000	1,076
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/19 (3)	8,000	8,544
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/20 (3)	2,055	2,188
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (3)	6,000	6,371
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (3)	5,495	5,826
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (3)	7,030	7,448
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/25 (3)	5,000	5,286
Sacramento County CA Water Financing Auth. Rev.
Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,310
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (1)	5,585	5,962
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,015
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,691
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,796
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,087
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,852
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,797
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,556
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	9,200	9,902
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	10,000	10,763
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	15,250	16,414
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,231
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,900
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	12,868
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,732
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,017
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,572
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,553
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,770
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,635
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,459
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,273
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,508
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	7,925
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,093
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,567
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,043
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,974
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,038
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,519
San Francisco CA City & County International Airport Rev.	5.500%	5/1/08 (4)(Prere.)	2,020	2,074

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,015	4,276
San Francisco CA City & County International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,581
San Francisco CA City & County International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,378
San Francisco CA City & County International Airport Rev.	5.000%	5/1/27 (3)	13,075	13,756
San Francisco CA City & County
Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,427
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,110
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (1)	7,140	6,214
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (1)	5,500	4,220
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,302
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,082
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,506
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	10,009
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,380
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,421
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	40,000	42,386
San Jose CA Redev. Agency	5.000%	8/1/24 (1)	43,360	45,873
San Jose CA Redev. Agency	5.000%	8/1/25 (1)	24,980	26,406
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,540	2,677
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,790	2,940
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,048
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,069
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,857
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	2,921
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,046
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,154
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/11 (Prere.)	2,225	2,348
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,059
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	963
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,340
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,120
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,394
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,618
San Mateo County CA Community College Dist. GO	0.000%	9/1/21 (1)	4,645	2,455
San Mateo County CA Community College Dist. GO	0.000%	9/1/22 (1)	5,675	2,854
San Mateo County CA Community College Dist. GO	0.000%	9/1/24 (1)	2,825	1,285
San Mateo County CA Community College Dist. GO	0.000%	9/1/25 (1)	4,000	1,731
San Mateo County CA Community College Dist. GO	5.000%	9/1/26	3,170	3,343
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	4,275	4,448
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	1,865	1,941
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,938
Santa Ana CA Community Redev.
Agency Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,819
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,143
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,664
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,067
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,532
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,145
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,884
Santa Clara CA Electric Rev.	5.250%	7/1/17 (1)	1,475	1,574

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,830
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	5,063
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,796
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,156
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	5,061
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/08 (2)	3,345	3,410
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	3,947
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,144
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,296
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	5,097
Solano County CA COP	5.000%	11/1/17 (1)	4,110	4,440
Solano County CA COP	5.000%	11/1/18 (1)	3,810	4,096
Solano County CA COP	5.000%	11/1/19 (1)	3,995	4,273
Solano County CA COP	5.000%	11/1/20 (1)	4,195	4,472
Solano County CA COP	5.000%	11/1/21 (1)	4,405	4,677
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/08 (1)	5,610	5,836
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,349
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,619
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	3,918
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,839
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,352
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/31 (3)	7,255	7,588
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,799
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,954
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,033
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,123
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,407
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	10,935	10,824
Tri-City CA Hosp. Dist.	5.500%	2/15/08 (1)	3,805	3,845
Tri-City CA Hosp. Dist.	5.500%	2/15/09 (1)	2,665	2,695
Tri-City CA Hosp. Dist.	5.625%	2/15/11 (1)	2,970	3,004
Tri-City CA Hosp. Dist.	5.625%	2/15/12 (1)	1,880	1,901
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,930
Univ. of California Regents	5.000%	5/15/19 (1)	5,075	5,405
Univ. of California Regents	5.000%	5/15/20 (1)	5,065	5,376
Univ. of California Rev.	5.000%	5/15/17 (4)	33,320	35,779
Univ. of California Rev.	5.000%	5/15/18 (4)	3,000	3,171
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	10,728
Univ. of California Rev.	5.000%	5/15/19 (4)	19,875	21,229
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	32,895
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	15,832
Univ. of California Rev.	5.000%	5/15/22 (4)	11,910	12,624
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08 (Prere.)	8,485	8,716
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08 (Prere.)	1,000	1,027
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09 (3)(Prere.)	3,150	3,280
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,497
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,732
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,472
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,285
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,424
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,820
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,562
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,449

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vista CA USD GO	5.375%	8/1/15 (4)	150	161
Vista CA USD GO	5.375%	8/1/16 (4)	190	204
Vista CA USD GO	5.375%	8/1/17 (4)	160	171
Western Placer County CA USD PUT	3.625%	12/1/09 (4)	8,500	8,469

Outside California:
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/09 (1)	5,250	5,484
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)	1,000	1,110
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,718
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	4,000	4,262
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	2,700	2,877
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	12,952
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,396
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	9,045
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/24 (3)	10,765	11,993
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/25 (1)	10,000	11,172
Puerto Rico GO	4.000%	7/1/07	3,510	3,510
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	555
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	507
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,750
Puerto Rico GO	5.250%	7/1/23	5,000	5,308
Puerto Rico Govt. Dev. Bank VRDO	3.610%	6/7/07 (1)	5,210	5,210
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,397
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.630%	6/7/07 (2)	16,775	16,775
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,691
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/22 (3)	12,000	13,701
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	6,678
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	12,670	14,501
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,633
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,249
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,144
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,447
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,528
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	17,953
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,104
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	21,248
Univ. of Puerto Rico Rev.	5.200%	6/1/10 (1)(Prere.)	1,215	1,265
Univ. of Puerto Rico Rev.	5.750%	6/1/10 (1)(Prere.)	1,000	1,057
Univ. of Puerto Rico Rev.	5.750%	6/1/10 (1)(Prere.)	2,000	2,113
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/07	1,500	1,506
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,342
Total Municipal Bonds (Cost $3,951,460)				3,963,105
Other Assets and Liabilities (0.9%)
Other Assets—Note B				62,530
Liabilities				(24,585)
				37,945
Net Assets (100%)				4,001,050

California Intermediate-Term Tax-Exempt Fund

At May 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	4,000,981
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(11,717)
Unrealized Appreciation (Depreciation)
Investment Securities	11,645
Futures Contracts	141
Net Assets	4,001,050

Investor Shares—Net Assets
Applicable to 107,816,183 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,175,654
Net Asset Value Per Share—Investor Shares	$10.90

Admiral Shares—Net Assets
Applicable to 259,109,778 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,825,396
Net Asset Value Per Share—Admiral Shares	$10.90

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $12,800,000, representing 0.3% of net assets.

2 Securities with a value of $7,335,000 have been segregated as initial margin for open futures contracts.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 46.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	76,120
Total Income	76,120
Expenses
The Vanguard Group—Note B
Investment Advisory Services	157
Management and Administrative
Investor Shares	615
Admiral Shares	582
Marketing and Distribution
Investor Shares	147
Admiral Shares	284
Custodian Fees	12
Shareholders’ Reports
Investor Shares	10
Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	1,812
Expenses Paid Indirectly—Note C	(90)
Net Expenses	1,722
Net Investment Income	74,398
Realized Net Gain (Loss)
Investment Securities Sold	6,155
Futures Contracts	3,425
Realized Net Gain (Loss)	9,580
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(72,601)
Futures Contracts	381
Change in Unrealized Appreciation (Depreciation)	(72,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,758

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,398	125,137
Realized Net Gain (Loss)	9,580	(4,924)
Change in Unrealized Appreciation (Depreciation)	(72,220)	46,138
Net Increase (Decrease) in Net Assets Resulting from Operations	11,758	166,351
Distributions
Net Investment Income
Investor Shares	(22,239)	(41,037)
Admiral Shares	(52,159)	(84,100)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(74,398)	(125,137)
Capital Share Transactions—Note F
Investor Shares	126,458	53,073
Admiral Shares	480,654	512,635
Net Increase (Decrease) from Capital Share Transactions	607,112	565,708
Total Increase (Decrease)	544,472	606,922
Net Assets
Beginning of Period	3,456,578	2,849,656
End of Period	4,001,050	3,456,578

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.09	$10.95	$11.15	$11.44	$11.29	$11.12
Investment Operations
Net Investment Income	.217	.438	.434	.440	.454	.472
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	.140	(.200)	(.171)	.188	.170
Total from Investment Operations	.027	.578	.234	.269	.642	.642
Distributions
Dividends from Net Investment Income	(.217)	(.438)	(.434)	(.440)	(.454)	(.472)
Distributions from Realized Capital Gains	—	—	—	(.119)	(.038)	—
Total Distributions	(.217)	(.438)	(.434)	(.559)	(.492)	(.472)
Net Asset Value, End of Period	$10.90	$11.09	$10.95	$11.15	$11.44	$11.29

Total Return	0.25%	5.40%	2.11%	2.41%	5.78%	5.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,176	$1,068	$1,002	$1,500	$1,490	$1,630
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.96%*	4.00%	3.90%	3.91%	3.99%	4.19%
Portfolio Turnover Rate	17%*	7%	12%	14%	21%	23%

*	Annualized.

California Intermediate-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.09	$10.95	$11.15	$11.44	$11.29	$11.12
Investment Operations
Net Investment Income	.221	.446	.442	.446	.461	.477
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	.140	(.200)	(.171)	.188	.170
Total from Investment Operations	.031	.586	.242	.275	.649	.647
Distributions
Dividends from Net Investment Income	(.221)	(.446)	(.442)	(.446)	(.461)	(.477)
Distributions from Realized Capital Gains	—	—	—	(.119)	(.038)	—
Total Distributions	(.221)	(.446)	(.442)	(.565)	(.499)	(.477)
Net Asset Value, End of Period	$10.90	$11.09	$10.95	$11.15	$11.44	$11.29

Total Return	0.28%	5.48%	2.18%	2.47%	5.84%	5.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,825	$2,388	$1,847	$1,082	$966	$961
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.03%*	4.07%	3.98%	3.97%	4.05%	4.21%
Portfolio Turnover Rate	17%*	7%	12%	14%	21%	23%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $352,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2007, these arrangements reduced the fund’s expenses by $89,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of 0.01% of average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2006, the fund had available realized losses of $13,299,000 to offset future net capital gains of $4,252,000 through November 30, 2012, $2,524,000 through November 30, 2013, and $6,523,000 through November 30, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $8,238,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $3,959,698,000. Net unrealized appreciation of investment securities for tax purposes was $3,407,000, consisting of unrealized gains of $27,786,000 on securities that had risen in value since their purchase and $24,379,000 in unrealized losses on securities that had fallen in value since their purchase.

California Intermediate-Term Tax-Exempt Fund

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	1,155	120,625	(636)
30-Year U.S. Treasury Bond	(975)	106,397	796
10-Year U.S. Treasury Note	165	17,552	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2007, the fund purchased $805,875,000 of investment securities and sold $299,924,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	296,082	26,915	435,224	39,752
Issued in Lieu of Cash Distributions	19,149	1,744	35,069	3,201
Redeemed	(188,773)	(17,172)	(417,220)	(38,118)
Net Increase (Decrease)—Investor Shares	126,458	11,487	53,073	4,835
Admiral Shares
Issued	656,849	59,732	835,613	76,292
Issued in Lieu of Cash Distributions	39,529	3,600	61,428	5,606
Redeemed	(215,724)	(19,621)	(384,406)	(35,157)
Net Increase (Decrease)—Admiral Shares	480,654	43,711	512,635	46,741

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	391	6,917	41,233
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	4.0%	4.1%
Average Coupon	4.5%	5.0%	5.0%
Average Effective Maturity	8.2 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	6.6 years	6.1 years	6.4 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	6%
1–5 Years	17
5–10 Years	57
10–20 Years	15
20–30 Years	4
Over 30 Years	1

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.99
Beta	0.98	1.16

Distribution by Credit Quality (% of portfolio)

AAA	69%
AA	11
A	14
BBB	6

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
			Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.1%	5.4%	6.5%	7.1%
1998	3.1	5.2	8.3	8.1
1999	–7.0	4.8	–2.2	–0.4
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006	2.0	4.7	6.7	6.2
2007[2]	–2.1	2.2	0.1	0.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	5.70%	5.59%	0.99%	4.95%	5.94%
Admiral Shares	11/12/2001	5.77	5.66	–0.10[3]	4.73[3]	4.63[3]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended May 31, 2007.

3 Return since inception.

Note: See Financial Highlights tables on pages 70 and 71 for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.1%)
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/29 (2)	3,000	3,172
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,043
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,320
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,204
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,075
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	15,000	5,109
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/36 (1)	20,000	5,134
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,624
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,805
Anaheim CA Public Finance Auth.
Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,547
Azusa CA Public Financing Auth. Rev.	5.000%	7/1/39 (4)	13,230	13,866
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/19	5,970	6,400
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20	8,820	9,420
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,447
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	8,155	8,662
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	82,175	86,176
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	24,000	25,275
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	856
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46	30,000	31,331
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	6,495
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	6,499
California Educ. Fac. Auth. Rev.
(Claremont Graduate Univ.)	5.000%	3/1/42	8,330	8,510
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,952
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,090
California Educ. Fac. Auth. Rev.
(Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	11,870
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25	2,000	2,078
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30	3,500	3,621
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36	8,985	9,284
California GO	6.250%	9/1/12 (3)	9,000	9,813
California GO	7.000%	11/1/13 (3)	65	66
California GO	5.125%	2/1/14 (Prere.)	10,000	10,731

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/14 (3)	2,885	2,914
California GO	6.000%	8/1/19 (3)	210	211
California GO	5.000%	8/1/20	21,070	22,259
California GO	5.250%	2/1/23 (1)	11,455	12,825
California GO	5.000%	9/1/25	16,950	17,702
California GO	5.125%	2/1/26	15,325	16,123
California GO	5.000%	9/1/28	15,350	15,995
California GO	5.000%	6/1/34	40,000	41,302
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	7,950	8,032
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	2,127
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32	10,000	10,625
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/07 (2)(Prere.)	500	501
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/07 (1)(Prere.)	21,890	22,147
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	765
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,150
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	10,158
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,140
California Housing Finance Agency
Home Mortgage Rev.	6.050%	8/1/27 (2)	5,000	5,110
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,307
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,310
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (3)	7,635	7,987
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,125
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,583
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,802
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,957
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,783
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	32,383
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	27,805
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	5,007
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,147
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,518
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (3)	6,220	6,558

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,281
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	6,012
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,365
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	35,559
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	14,698
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	16,078
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,337
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (3)	8,950	9,437
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,782
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/30	17,000	17,687
California State Dept. of Water Resources
Power Supply Rev.	5.125%	5/1/12 (Prere.)	20,000	21,353
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	18,000	19,788
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.850%	6/1/07 LOC	3,685	3,685
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.850%	6/1/07 LOC	2,950	2,950
California State Econ. Recovery Bonds	5.250%	7/1/14	25,000	27,087
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	37,319
California State Univ. Rev. & Colleges
Housing System Rev.	5.625%	11/1/09 (3)(Prere.)	6,920	7,302
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,390
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,100
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,180
California State Univ. Rev. Systemwide	5.000%	11/1/32 (3)	25,000	25,971
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	14,675
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	5,139
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	5,385
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	5,013
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,025
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,300
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,174
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	18,563
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32	10,880	11,105
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34	15,140	15,419

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	19,056
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	35,000	36,036
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,091
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	20,000	21,629
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/36	7,230	7,135
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	11,540
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,518
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,058
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,510
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,914
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,979
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,868
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,980
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,953
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,514
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	3,191
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,890
Contra Costa CA Water Dist. Rev.	5.000%	10/1/17 (4)	7,015	7,363
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (3)	5,000	5,282
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/08 (Prere.)	4,000	4,105
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/26 (3)	14,270	15,134
Eastern California Muni. Water. Dist. Water &
Sewer Rev.	6.750%	7/1/12 (3)	8,500	9,310
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	2,225
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,519
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,868
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,359
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,195
Fontana CA USD	5.250%	8/1/31 (4)	6,250	6,656
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,949
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,966
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,668
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,746
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	1,054
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.000%	1/15/16 (1)	8,400	8,731
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.125%	1/15/19 (1)	5,200	5,396
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/26	10,000	9,329
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	15,000	14,649
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/33	10,000	2,257

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/34	10,000	2,122
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/40 (1)	12,000	12,647
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,577
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,300
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,092
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,430
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,691
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	20,000	15,153
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,650
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,846
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,522
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,363
Hollister CA Joint Powers Financing Auth.
Wastewater Rev.	5.000%	6/1/32 (4)	6,000	6,268
Hollister CA Joint Powers Financing Auth.
Wastewater Rev.	5.000%	6/1/37 (4)	7,000	7,294
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,689
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,443
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	19,989
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	16,643
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,724
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,931
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,159
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,906
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,147
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,029
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,686
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,257
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,538
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,931
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,981
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.125%	5/1/09 (2)(Prere.)	5,500	5,704
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,236
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	8,747
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	4,681
Long Beach CA Harbor Rev.	5.000%	5/15/17 (3)	3,655	3,879
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,395
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/17 (3)	6,800	7,177
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/18 (1)(ETM)	11,600	11,887
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21 (4)	2,830	2,955
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	21,044
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (3)	2,925	3,031
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (3)	14,700	15,512
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (3)	15,435	16,263
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,679
Los Angeles CA USD GO	5.000%	7/1/26 (2)	8,745	9,235
Los Angeles CA USD GO	5.000%	7/1/27 (2)	11,280	11,903

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,897
Los Angeles CA Wastewater System Rev.	6.000%	6/1/21 (3)	4,000	4,775
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	4,790	4,844
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,710	2,740
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	7,700	7,786
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/19 (4)	6,170	6,361
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/07 (1)	3,040	3,083
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/07	1,595	1,620
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	2,905	2,951
Los Angeles County CA Public Works
Financing Auth. Rev.	5.125%	12/1/07 (2)(Prere.)	16,000	16,274
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	5/1/10 (2)(Prere.)	4,700	4,896
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,700	2,941
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	4,212
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	4,206
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	2,275
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	747
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,162
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,677
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	34,090	39,858
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,093
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,624
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/26	7,790	8,265
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,466
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/29	5,500	5,795
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	16,935	17,779
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,573
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,949
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,995
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,269
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	15,235
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	14,795	15,456
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	6,975	7,418
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	11,703
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,065
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,112
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,167
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,172
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,235

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,720	2,953
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,860	3,105
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,268
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,441
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,000	2,171
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,620
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,180
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,006
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,467
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,422
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,490
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,607
North Orange County CA Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,486
Northern California Gas Auth. No. 1 Rev.	4.041%	7/1/13	14,000	13,993
Northern California Gas Auth. No. 1 Rev.	4.191%	7/1/17	17,000	16,992
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,890
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,388
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	14,255	14,528
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,802
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,549
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	3,995
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,307
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,409
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,560
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,727
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,889
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	911
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	916
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	911
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,563
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	4,020
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	6,975
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	7,811
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	675
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,367

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,898
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	458
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,755
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,237
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,129
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,274
Port of Oakland CA Rev.	5.400%	11/1/17 (1)	16,705	17,152
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	12,721
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,781
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,038
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,130
Riverside CA USD Special Tax
(Community Fac. Dist. 7–Victoria Grove)	5.000%	9/1/31 (2)	7,295	7,630
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,933
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,503
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,433
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,330
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,570
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	33,945	38,266
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	6,952
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	18,610
Sacramento County CA Airport Rev.	5.250%	7/1/18 (4)	2,305	2,434
Sacramento County CA Public Fac.
Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	3,690	3,786
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/14 (2)(Prere.)	15,000	16,094
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/26 (3)	5,000	5,278
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/27 (3)	7,470	7,880
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/29 (3)	7,890	8,311
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (3)	5,650	5,956
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/21 (3)	5,225	5,577
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/22 (3)	10,000	10,656
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/27 (3)	13,055	13,835
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/28 (3)	9,290	9,837
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,128
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	20,768
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,169
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,851
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	3,123
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,370
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,467

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,372
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	14,646
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,349
San Diego County CA COP	5.250%	10/1/21	1,485	1,535
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,085
San Diego County CA COP	5.250%	10/1/28	2,745	2,831
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,439
San Diego County CA COP	5.375%	10/1/41	8,545	8,808
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	6,915
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,279
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,770	5,080
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	5,020	5,346
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,305	4,584
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/21 (1)	12,385	6,782
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (1)	15,000	7,101
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	18,250	8,203
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (1)	7,000	2,480
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (1)	11,950	4,034
San Jose CA Redev. Agency	5.000%	8/1/10 (1)(Prere.)	1,525	1,596
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,426
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,164
San Jose CA Redev. Agency	5.000%	8/1/26 (1)	37,955	40,058
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,740
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,955
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,363
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,104
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,305
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,772
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,061
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,732
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,806
San Mateo CA Union High School Dist. COP	0.000%	12/15/43 (2)	11,000	6,081
San Mateo County CA Community College Dist. GO	5.000%	9/1/31	5,000	5,253
San Mateo County CA Community College Dist. GO	5.000%	9/1/38	14,715	15,402
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	16,003
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21 (1)	3,500	3,764
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,526
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,264
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,458
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,843
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	6,232
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	4,020
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	6,269
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,349
Santa Clara CA Electric Rev.	5.250%	7/1/19 (1)	2,200	2,341
Santa Clara CA Electric Rev.	5.250%	7/1/20 (1)	1,550	1,649
Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	5,106

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	5,785	6,067
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,337
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,627
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	5,939
	Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20 (3)	6,715	3,776
	Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	6,165	6,796
	Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,580	6,166
	Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,770	4,030
	Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,785	4,046
	South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/35 (3)	8,610	8,985
	Southern California Public Power Auth. Rev.
	(Transmission Project)	5.750%	7/1/21 (1)	220	220
	Tobacco Securitization Auth. Rev.
	(Southern California Tobacco Settlement)	4.750%	6/1/25	8,505	8,419
	Ukiah CA Electric Rev.	6.000%	6/1/08 (1)	1,030	1,031
	Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,000	6,820
	Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,749
	Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	1,019
	Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,486
	Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	1,005
	Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	1,029
	Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,289
	Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	1,068
	Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	31,993
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,859
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,133
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,386
1	Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	1,974
1	Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,215
	Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,496
	Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,831
	Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,119
	West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	2,140
	West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	2,181
	West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,382
	West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	2,907
	West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	2,915
	Whittier CA Insured Health Fac. Rev.
	(Presbyterian Hosp.)	6.250%	6/1/07 (1)(ETM)	4,260	4,260
	Whittier CA Insured Health Fac. Rev.
	(Presbyterian Hosp.)	6.250%	6/1/08 (1)(ETM)	3,530	3,622
	Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,332
	Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,334
	Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,335

	Outside California:
	Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,133
	Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,353
	Puerto Rico GO	5.250%	7/1/27	10,000	10,607
	Puerto Rico GO	5.000%	7/1/33	7,500	7,669
	Puerto Rico Govt. Dev. Bank VRDO	3.610%	6/7/07 (1)	4,840	4,840
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,175
	Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.630%	6/7/07 (2)	6,400	6,400
	Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,492
	Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	7,758

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,442
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,502
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,607
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	3,343
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	1,116
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	5,250	5,512
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,998
Total Municipal Bonds (Cost $2,777,911)				2,874,117
Other Assets and Liabilities (0.9%)
Other Assets—Note B				43,209
Liabilities				(17,048)
				26,161
Net Assets (100%)				2,900,278

At May 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,812,379
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(8,138)
Unrealized Appreciation (Depreciation)
Investment Securities	96,206
Futures Contracts	(169)
Net Assets	2,900,278

Investor Shares—Net Assets
Applicable to 62,323,273 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	723,439
Net Asset Value Per Share—Investor Shares	$11.61

Admiral Shares—Net Assets
Applicable to 187,531,232 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,176,839
Net Asset Value Per Share—Admiral Shares	$11.61

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $4,189,000 have been segregated as initial margin for open futures contracts.

2 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 67.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	64,749
Total Income	64,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	118
Management and Administrative
Investor Shares	384
Admiral Shares	499
Marketing and Distribution
Investor Shares	92
Admiral Shares	189
Custodian Fees	4
Shareholders’ Reports
Investor Shares	7
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,297
Expenses Paid Indirectly—Note C	(27)
Net Expenses	1,270
Net Investment Income	63,479
Realized Net Gain (Loss)
Investment Securities Sold	3,932
Futures Contracts	5,646
Realized Net Gain (Loss)	9,578
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(68,772)
Futures Contracts	388
Change in Unrealized Appreciation (Depreciation)	(68,384)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,673

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,479	110,155
Realized Net Gain (Loss)	9,578	(2,114)
Change in Unrealized Appreciation (Depreciation)	(68,384)	51,619
Net Increase (Decrease) in Net Assets Resulting from Operations	4,673	159,660
Distributions
Net Investment Income
Investor Shares	(15,943)	(29,619)
Admiral Shares	(47,536)	(80,536)
Realized Capital Gain[1]
Investor Shares	—	(1,219)
Admiral Shares	—	(3,059)
Total Distributions	(63,479)	(114,433)
Capital Share Transactions—Note F
Investor Shares	60,388	20,812
Admiral Shares	248,456	324,843
Net Increase (Decrease) from Capital Share Transactions	308,844	345,655
Total Increase (Decrease)	250,038	390,882
Net Assets
Beginning of Period	2,650,240	2,259,358
End of Period	2,900,278	2,650,240

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $0 and $603,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.86	$11.65	$11.74	$12.00	$11.76	$11.70
Investment Operations
Net Investment Income	.267	.528	.527	.545	.542	.554
Net Realized and Unrealized Gain (Loss)
on Investments	(.250)	.232	(.037)	(.158)	.261	.060
Total from Investment Operations	.017	.760	.490	.387	.803	.614
Distributions
Dividends from Net Investment Income	(.267)	(.528)	(.527)	(.545)	(.542)	(.554)
Distributions from Realized Capital Gains	—	(.022)	(.053)	(.102)	(.021)	—
Total Distributions	(.267)	(.550)	(.580)	(.647)	(.563)	(.554)
Net Asset Value, End of Period	$11.61	$11.86	$11.65	$11.74	$12.00	$11.76

Total Return	0.14%	6.70%	4.22%	3.32%	6.95%	5.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$723	$678	$645	$1,273	$1,286	$1,449
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.15%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.56%*	4.52%	4.47%	4.56%	4.58%	4.72%
Portfolio Turnover Rate	8%*	13%	10%	26%	18%	27%

*	Annualized.

California Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.86	$11.65	$11.74	$12.00	$11.76	$11.70
Investment Operations
Net Investment Income	.271	.536	.535	.551	.549	.560
Net Realized and Unrealized Gain (Loss)
on Investments	(.250)	.232	(.037)	(.158)	.261	.060
Total from Investment Operations	.021	.768	.498	.393	.810	.620
Distributions
Dividends from Net Investment Income	(.271)	(.536)	(.535)	(.551)	(.549)	(.560)
Distributions from Realized Capital Gains	—	(.022)	(.053)	(.102)	(.021)	—
Total Distributions	(.271)	(.558)	(.588)	(.653)	(.570)	(.560)
Net Asset Value, End of Period	$11.61	$11.86	$11.65	$11.74	$12.00	$11.76

Total Return	0.18%	6.78%	4.29%	3.37%	7.01%	5.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,177	$1,972	$1,614	$743	$707	$670
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.63%*	4.59%	4.53%	4.61%	4.64%	4.76%
Portfolio Turnover Rate	8%*	13%	10%	26%	18%	27%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $257,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2007, these arrangements reduced the fund’s expenses by $27,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2006, the fund had available realized losses of $971,000 to offset future net capital gains through November 30, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $17,302,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $2,795,213,000. Net unrealized appreciation of investment securities for tax purposes was $78,904,000, consisting of unrealized gains of $89,078,000 on securities that had risen in value since their purchase and $10,174,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	1,120	116,970	(617)
30-Year U.S. Treasury Bond	(565)	61,656	461
10-Year U.S. Treasury Note	115	12,233	(13)

California Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2007, the fund purchased $367,663,000 of investment securities and sold $102,189,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	163,251	13,905	212,448	18,212
Issued in Lieu of Cash Distributions	12,309	1,050	23,711	2,032
Redeemed	(115,172)	(9,820)	(215,347)	(18,467)
Net Increase (Decrease)—Investor Shares	60,388	5,135	20,812	1,777
Admiral Shares
Issued	353,053	30,089	522,876	44,821
Issued in Lieu of Cash Distributions	32,660	2,787	56,769	4,864
Redeemed	(137,257)	(11,698)	(254,802)	(21,890)
Net Increase (Decrease)—Admiral Shares	248,456	21,178	324,843	27,795

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	11/30/2006	5/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.53	$0.50
Intermediate-Term
Investor Shares	1,000.00	1,002.50	0.75
Admiral Shares	1,000.00	1,002.85	0.40
Long-Term
Investor Shares	1,000.00	1,001.44	0.75
Admiral Shares	1,000.00	1,001.79	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.43	$0.50
Intermediate-Term
Investor Shares	1,000.00	1,024.18	0.76
Admiral Shares	1,000.00	1,024.53	0.40
Long-Term
Investor Shares	1,000.00	1,024.18	0.76
Admiral Shares	1,000.00	1,024.53	0.40

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.10%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.